FLIGHT EQUIPMENT HELD FOR OPERATING LEASE	12 Months Ended
Dec. 31, 2016
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
FLIGHT EQUIPMENT HELD FOR OPERATING LEASES
5.	FLIGHT EQUIPMENT HELD FOR OPERATING LEASE

As of December 31, 2016, the Company had 75 aircraft held for operating lease, on lease to 41 lessees in 26 countries. As of December 31, 2015, the Company had 79 aircraft held for operating lease, of which 77 aircraft were on lease to 43 lessees in 27 countries, and two aircraft were off-lease.

During the year ended December 31, 2016, the Company purchased ten aircraft held for operating lease, and capitalized $545.8 million. During the year ended December 31, 2015, the Company purchased nine aircraft held for operating lease, and capitalized $585.4 million.

During the year ended December 31, 2016, the Company sold 13 aircraft held for operating lease, 12 of which generated a $15.2 million gain on sale of aircraft. The Company recorded a gain on debt extinguishment of $0.6 million with the sale of the last aircraft, which was financed by a secured borrowing. The sale proceeds were paid to the lender as full and final discharge of the associated loan. During the year ended December 31, 2015, the Company sold 12 aircraft held for operating lease and recognized a loss on sale of aircraft of $4.0 million. During the year ended December 31, 2014, the Company sold eight aircraft held for operating lease, six of which generated a gain on sale of aircraft of $14.8 million. The Company recorded a gain on debt extinguishment of $2.3 million in connection with the sale of the other two aircraft. The sale proceeds were paid to the lenders as full and final discharge of the loans secured by these two aircraft.

During the year ended December 31, 2016, the Company recognized aircraft impairment of $96.1 million related to one narrow-body aircraft and three wide-body aircraft. The Company sold the narrow-body aircraft in the third quarter of 2016, with proceeds paid to the lender in full satisfaction of the associated debt. During the year ended December 31, 2015, the Company recognized aircraft impairment of $66.1 million. The impairment charge related to three wide-body aircraft nearing the end of their economic lives and 11 narrow-body aircraft, ten of which were sold in 2015 and 2016. For the year ended December 31, 2014, the Company recognized an impairment loss of $1.2 million in respect of a wide-body aircraft. This aircraft was sold during the first quarter of 2016.

Flight equipment held for operating lease consists of the following (dollars in thousands):

	December 31, 2016	December 31, 2015
Cost	$3,180,160	$3,059,974
Accumulated depreciation	(486,339)	(474,548)
Flight equipment held for operating lease, net	$2,693,821	$2,585,426

The Company capitalized $5.7 million and $26.1 million of major maintenance expenditures for the years ended December 31, 2016 and 2015, respectively. In 2016, the full amount of the maintenance expenditures was capitalized in flight equipment held for operating lease. Of the amount capitalized in 2015, $16.6 million was included in flight equipment held for operating lease, and $9.5 million was included in flight equipment held for sale.

The classification of the net book value of flight equipment held for operating lease, net and operating lease revenues by geographic region in the tables and discussion below is based on the principal operating location of the lessees.

The distribution of the net book value of flight equipment held for operating lease by geographic region is as follows (dollars in thousands):

	December 31, 2016		December 31, 2015
Europe:
United Kingdom	$143,560	5%	$244,179	9%
Turkey	142,787	5%	171,861	7%
Russia	17,582	1%	—	—
Other	335,483	13%	359,929	14%
Europe — Total	639,412	24%	775,969	30%
Asia and South Pacific:
India	574,853	21%	208,009	8%
Philippines	279,031	10%	289,558	11%
China	194,774	7%	221,576	9%
Other	216,244	9%	224,015	8%
Asia and South Pacific — Total	1,264,902	47%	943,158	36%
Mexico, South and Central America:
Chile	86,251	3%	89,406	4%
Other	83,368	3%	87,561	3%
Mexico, South and Central America — Total	169,619	6%	176,967	7%
North America:
United States	156,472	6%	218,363	9%
Other	55,044	2%	57,906	2%
North America — Total	211,516	8%	276,269	11%
Middle East and Africa:
Ethiopia	332,817	12%	342,736	13%
Other	75,555	3%	51,056	2%
Middle East and Africa — Total	408,372	15%	393,792	15%
Off-Lease — Total	—	—	19,271	1%
Total flight equipment held for operating lease, net	$2,693,821	100%	$2,585,426	100%

The distribution of operating lease revenue by geographic region for the years ended December 31, 2016, 2015 and 2014 is as follows (dollars in thousands):

	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
					As restated
Europe:
United Kingdom	$34,498	11%	$50,742	12%	$46,281	11%
Turkey	24,593	8%	29,847	7%	27,069	7%
Russia	3,141	1%	24,095	6%	9,017	2%
Other	44,450	14%	73,872	17%	73,660	19%
Europe — Total	106,682	34%	178,556	42%	156,027	39%
Asia and South Pacific:
India	39,640	13%	19,572	4%	32,675	8%
Philippines	29,129	9%	38,677	9%	12,947	3%
China	23,882	8%	37,943	9%	47,049	12%
Other	27,287	8%	39,056	9%	45,855	11%
Asia and South Pacific — Total	119,938	38%	135,248	31%	138,526	34%
Mexico, South and Central America:
Chile	8,939	3%	24,336	6%	28,116	7%
Other	8,768	3%	16,732	4%	21,733	5%
Mexico, South and Central America — Total	17,707	6%	41,068	10%	49,849	12%
North America:
United States	24,591	8%	37,316	9%	41,531	10%
Other	6,223	2%	6,380	1%	3,429	1%
North America — Total	30,814	10%	43,696	10%	44,960	11%
Middle East and Africa:
Ethiopia	30,084	10%	22,808	5%	4,501	1%
Other	8,357	2%	8,315	2%	12,700	3%
Middle East and Africa — Total	38,441	12%	31,123	7%	17,201	4%
Total Operating Lease Revenue	$313,582	100%	$429,691	100%	$406,563	100%

No customer accounted for 10% or more of total operating lease revenue for any of the years ended December 31, 2016, 2015 and 2014.

At December 31, 2016, no lessees were on non-accrual status. At each of December 31, 2015 and 2014, the Company had two lessees on non-accrual status, as the Company had determined that it was not probable that the economic benefits of the lease would be received by the Company, principally due to (i) the lessees' failure to pay rent and overhaul payments and (ii) the Company’s evaluation of the lessees' payment history.

For the years ended December 31, 2016, 2015 and 2014, the Company recognized end of lease revenues totaling $8.9 million, $53.8 million and $41.7 million, respectively.

For the year ended December 31, 2016, there was no amortization of lease premiums and discounts. For the years ended December 31, 2015 and 2014, the amortization of lease premiums, net of lease discounts which were included as a component of operating lease revenue, was $1.4 million and $3.0 million, respectively.

As of December 31, 2016 and 2015, the weighted average remaining lease term of the Company’s aircraft held for operating lease was 6.8 years and 6.6 years, respectively.

Presented below are the contracted future minimum rental payments due under non-cancellable operating leases, as of December 31, 2016. For leases that have floating rental rates, the future minimum rental payments due assume that the rental payment due as of December 31, 2016 is held constant for the duration of the lease.

Year ending December 31,	(Dollars in thousands)
2017	$319,070
2018	292,188
2019	248,419
2020	220,893
2021	199,212
Thereafter	699,356
Future minimum rental payments under operating leases	$1,979,138

For the years ended December 31, 2016, 2015 and 2014, amortization of lease incentives recorded as a reduction of operating lease revenue totaled $8.9 million, $20.5 million and $18.9 million, respectively. At December 31, 2016, lease incentive amortization for the next five years and thereafter is as follows (dollars in thousands):

Year ending December 31,
2017	$6,528
2018	6,854
2019	6,130
2020	4,352
2021	2,502
Thereafter	1,164
Future amortization of lease incentives	$27,530